Note 7 - Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance	$ 27,488
Balance	30,689	$ 27,488
Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	27,488
Balance	30,689	27,488
Gross carrying amount [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	80,713	188,421
Additions	9,923	8,632
Disposal		(114,624)
Effect of foreign exchange	(849)	(1,716)
Balance	89,787	80,713
Accumulated depreciation, amortisation and impairment [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	53,225	159,542
Disposal		(117,294)
Effect of foreign exchange	(771)	3,680
Charge for the year	6,644	7,297
Balance	$ 59,098	$ 53,225